THE DARUMA FUNDS, INC.
                       237 Park Avenue
                          Suite 801
                      New York, NY 10017

                      tel(212) 808-7407
  fax     (212) 808-2480


  February 20, 1997

  VIA EDGAR TRANSMISSION

  Securities and Exchange Commission
  450 Fifth Street, NW
  Washington DC 20549

  Re:     Daruma Mid-Cap Value Fund, a series of The Daruma
        Funds, Inc.
     Registration No. 333-03709
     ICA No. 811-07621

  Gentlemen:

  Transmitted herewith for filing is the Daruma Mid-Cap
  Value Fund's Semi-Annual Report to Shareholders dated
  December 31, 1996.

  Please do not hesitate to contact me at (212) 808-2424 with any questions or comments you may have regarding this letter.

  Very truly yours,



  Mary B. O'Byrne
  Secretary

  /mo'b
  Enclosures
  cc: Thomas R. Westle, Battle Fowler LLP

DARUMA MID-CAP VALUE FUND
  Notes to Financial Statements (unaudited)

  1. Summary of Significant Accounting Policies

     Daruma Mid-Cap Value Fund (the "Fund") is a series of The Daruma Funds, Inc., a diversified open-end management company incorporated under the laws of Maryland. The Fund commenced operations on August 16,
  1996.
     The preparation of financial statements in conformity with generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  a. Valuation of investments:
     Market values for securities listed on an exchange are based upon the latest quoted sales prices as of 4:00 p.m. eastern time, on the valuation date. Securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities not listed on an exchange are valued at the latest quoted bid price. Temporary cash investments and debt obligations with 60 days or less remaining to maturity are valued at cost, unless the Board of Directors determines that this does not represent fair value. All prices of listed securities are taken from the exchange where the security is primarily traded. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which market quotations are not readily available or which are restricted as to sale, and other assets are valued by such methods the Board of Directors deems in good faith to reflect fair value.

  b. Investment transactions and related investment income:
     Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.  Interest income is recorded
on the accrual basis. Realized gains and losses from investment transactions are calculated using the identified cost method.

  c. Taxes:
     As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investment includes information regarding income taxes under the caption
  "Income Tax Information".

  d. Distributions:
     Dividends and distributions are recorded on the ex-dividend date and usually paid annually in
December. Any
  taxable income or gain remaining at fiscal year-end will be distributed in December.

  Notes to Financial Statements (continued)(unaudited)

  e. Repurchase agreements:
     The Fund may enter into repurchase agreements with respect to its portfolio securities solely with Star
  Bank, N.A., the custodian of its investments. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements are held by Star Bank until maturity of the repurchase agreements. Repurchase agreements could involve certain risks in the event of default or insolvency of Star Bank, including possible delays or restrictions upon the ability of the Fund to dispose of the underlying securities.

  f. Organizational expenses:
     Costs incurred by the Fund in connection with its organization and initial registration of shares of $11,710 have been deferred and are being amortized on a straight line basis over a five-year period from the date of commencement of operations.

  g. Star Treasury Fund:
     The Star Treasury Fund is an open-end, diversified investment management company. The Fund seeks to achieve stability of principal and current income, and invests exclusively in short-term U.S. Treasury obligations. At
  December 31, 1996, the Fund had $52,366 invested in the Star Treasury Fund.

  2. Investment Adviser:

     Under the Fund's investment advisory agreement with CastleRock Capital Management, Inc. ("CCM"), the Fund accrued $2,040 in fees which were voluntarily waived by CCM for the period August 16, 1996 through December 31,
  1996. The agreement provides for fees equal to 1% per annum of the Fund's first $100 million of the Fund's average daily net assets; 0.75% of the next $100 million of such net assets; and .50% of the Fund's average daily net assets more than $200 million. In addition, CCM voluntarily reimbursed other expenses of $14,116 for the period August 16, 1996 through December 31, 1996.

  3. Fund Shares:

     The Board of Directors has authority to issue an unlimited number of shares of capital stock of the Fund, par value $.001. Share transactions were as follows:

                                            For the
  period
                                   August 16, 1996
  through

  December 31, 1996
                                      Shares     Amount
  Balance (beginning of period). . . .10,192    $101,924
  Sold . . . . . . . . . . . . . . . .82,802     862,369
  Issued as reinvested dividends
  and distributions. . . . . . . . . . . 108       1,146
  Redeemed . . . . . . . . . . . . . . .(975)    (10,015)
  Balance (end of period). . . . . . .92,127     $955,424

  Notes to Financial Statements (continued)(unaudited)

  4. Purchases and Sales of Securities:

     For the period ended December 31, 1996, the cost of purchases and the proceeds from sales of investment securities, other than short-term securities, amounted to $984,941 and $64,108, respectively.

  		PORTFOLIO SUMMARY (unaudited)
				% of Net
Portfolio Composition			Value	 Assets

	Common Stocks			958421	96.7	%
	Preferred Stock & Bonds		52390	5.3
	Cash & Other Net Assets		-19494	-2
	Total Net Assets		991317	100	%


Portfolio Characteristics

	Average Market Capitalization	2042	million
	Median Market Capitalization	943	million
	Average P/E Ratio		18.5	x
	Average Portfolio Yield		0.8	%


Common Stock Sectors			% of Net Assets

	Business Services		12.6	%
	Consumer Non-Durable		12.6
	Basic Industries		12.1
	Healthcare			12.4
	Capital Goods			11.1
	Consumer Staples		8.4
	Financial Services		8.4
	Technology			7.5
	Transportation			7.3
	Media				6.3
	Energy				1.2
						% of Net
Top Ten Positions			Value	 Assets

1	"Arrow International, Inc."	39760	4	%
2	"Dime Bancorp, Inc."		36138	3.6
3	"ADVO, Inc."			35630	3.6
4	Corning Incorporated		34685	3.5
5	Hormel Foods Corp.		34560	3.5
6	Keane Inc.			32385	3.3
7	R.P. Scherer Corp.		32160	3.2
8	General Instruments Corp.	31789	3.2
9	"A. Schulman, Inc."		29400	3
10	W.R. Grace & Co.		28721	2.9

DARUMA MID-CAP VALUE FUND
"Schedule of Investments at December 31, 1996 "
(Unaudited)
Common Stocks - 96.7%

Shares					Value
	BASIC INDUSTRIES  - 12.1%
750	Corning Incorporated		34685
555	W.R. Grace & Co.		28721
655	Minerals Technologies Inc.	26855
1200	"A. Schulman, Inc."		29400
					119661

	BUSINESS SERVICES - 12.6%
1020	"Keane, Inc."			32385
1745	National Education Corporation	26611
2560	"Owens & Minor, Inc."		26240
810	Pittston Brink's Group		21870
900	"Unisource Worldwide, Inc."	18225
					125331

	CAPITAL GOODS - 11.1%
280	Alco Standard Corporation	14455
2980	ANTEC Corporation		26448
1120	"BW/IP, Inc."			18480
1300	Federal-Mogul Corporation	28600
660	USG Corporation			22358
					110341

	CONSUMER NON-DURABLE - 12.6%
1200	"Casey's General Stores, Inc."	22500
1400	"Chico's FAS, Inc."		5775
1470	General Instruments Corporation	31789
880	MacFrugal's Bargains Close-Outs Inc.	22990
1050	The Scotts Company Cl. A	20869
1000	"The Wet Seal, Inc."		21375
					125298

	CONSUMER STAPLES - 8.4%
1280	Hormel Foods Corporation	34560
870	"IBP, Inc."			21098
860	Newell Co.			27090
					82748

	ENERGY - 1.2%
150	Tosco Corporation		11869

	FINANCIAL SERVICES - 8.4%
2450	"Dime Bancorp, Inc."		36138
440	"Fleet Financial Group, Inc."	21945
820	Signet Banking  Corportion	25215
					83298
The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS (continued) (unaudited)
Shares					Value
	HEALTHCARE - 12.4%
1420	"Arrow International, Inc."	39760
640	R.P. Scherer Corporation	32160
610	"St. Jude Medical, Inc."	26001
577	STERIS Corporation		25100
					123021

	MEDIA - 6.3%
2545	"ADVO, Inc."			35630
760	A.H. Belo Corporation		26505
					62135

	TECHNOLOGY - 7.5%
2700	Unisys Corporation		18225
1190	"Wang  Laboratories, Inc."	24098
					42323

	TRANSPORTATION - 7.3%
1190	Airborne Freight Corporation	27816
680	"The Harper Group, Inc."	15980
1430	Pittston Burlington Group	28600
					72396

	Total Common Stocks		958421
	"  (Cost $920,657)"

PREFERRED STOCK  - 0%
185	"Fresenius National Medical Care, "
	Inc. $.10 Cl. D (Cost $13)	   24
MUTUAL FUNDS - 5.3%
	Star Treasury Fund (Note 1)
	"(Cost $52,366)"		52366
	Total Investments  - 102.0%
	"  (Cost $973,036)"		1010811
	LIABILITIES LESS CASH AND
	  OTHER ASSETS - (2.0%)		-19494
	NET ASSETS - 100%		991317


+Non-income producing.

Income Tax Information:
The cost of total investments for federal income tax
"purposes was  $973,036.  At December 31, 1996, net "
"unrealized appreciation for all securities was $37,775," consisting of aggregate gross unrealized appreciation
"of $62,874 and aggregate gross unrealized depreciation "
"of $25,099."
The accompanying notes are an integral part of the financial statements.

DARUMA MID-CAP VALUE FUND
Statement of Assets and Liabilities at
"  December 31, 1996 (unaudited)"
ASSETS:
"Investments at value (identified cost $973,036) "
  (Note 1)				1010811
Deferred organization costs		10802
Receivable for dividends and interest	628
Prepaid expenses and other assets	6572
	TOTAL ASSETS			1028813

LIABILITIES:
Payable for securities purchased	18550
Investment advisory fee payable(Note 2)	2040
Accrued expenses 			16906
	TOTAL LIABILITIES		37496
	NET ASSETS 			991317

ANALYSIS OF NET ASSETS:
Accumulated net investment loss		-577
Overdistributed net realized gains on
investments				-1146
Accumulated net realized loss on
investments 				-159
Unrealized appreciation on investments	37775
Additional paid-in capital		955424
	NET ASSETS 			991317

PRICING OF SHARES:
"Net asset value, offering and redemption "
price per share 			10.76
"($991,317\92,127 shares outstanding) (Note 3)"

Statement of Changes in Net Assets (unaudited)
			    For the period
			"     August 16, 1996"
			      through
			"     December 31, "
			   1996 (Note 1)
From Investment Activities:
Net investment loss			-577
Net realized loss on investments	-159
Net unrealized appreciation on 		37775
  investments
Net Increase in net assets resulting
from operations				37039
Dividends to shareholders:
Distributions paid from net realized
	gains				-1146
From Capital Share Transactions:
Net Increase in net assets from capital
  share transactions (Note 3)		853500
Increase in net assets			889393
Net Assets:
	Beginning of period (Note 1)	101924
	End of period 			991317

The accompanying notes are an integral part of the financial statements.

DARUMA MID-CAP VALUE FUND
Statement of Operations for the period ended
"  December 31, 1996 (unaudited)"
INVESTMENT INCOME:
Income:
	Dividends			1560
	Interest			923
		Total Income		2483

Expenses:
Investment advisory fee (Note 2)	2040
Custodian and transfer agent fees	4230
Fund accounting fees			4120
Auditing and legal fees			4042
Federal and state registration fees	2185
Amortization of deferred organization
	costs				 908
Other expenses				1691
	Total Expenses			19216
Less:	Fees waived and expenses reimbursed by
	advisor (Note 2)		-16156
	Net Expenses			3060

		Net Investment Loss	-577

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTE 1):
Net realized loss on investments	-159
Net unrealized appreciation on investments
  	on investments 			37775
Net realized and unrealized gain
	on investments 			37616
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS				37039

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (unaudited)

This table is presented to show selected data
"for a share outstanding throughout the period, "
and to assist shareholders in evaluating the
Fund's performance.
			    For the period
			"     August 16, 1996"
			      through
			"     December 31, "
			   1996 (Note 1)

"Net Asset Value, Beginning of Period"	10

Income From Investment Operations:
Net investment loss 			-0.01
Net realized and unrealized gains
	on investments			 0.78
	Total From Investment Operations 0.77
Less Distributions:
Distributions from net realized gains	-0.01
 	Total Distributions		-0.01

"Net Asset Value, End of Period"	10.76

Total Return				7.7%

Ratios/Supplemental Data
"Net Assets, End of Period "		991317
Ratio of Expenses to Average
	Net Assets (a)			1.48%*
Ratio of Net Investment Loss
	to Average Net Assets (b)	-0.28%*
Portfolio Turnover Rate			33%*
Average Commission Rate 		0.03

*	Annualized.
(a)	The ratio of expenses to average net assets before
	waiver of fees andreimbursement of expenses by the investment adviser would have been 9.30 % for the "period ended December 31, 1996."
(b)	The ratio of net investment  loss to average net
	assets before the waiver of fees and reimbursement of expenses by the investment adviser would have been "(8.1)% for the period ended December 31, 1996."


The accompanying notes are an integral part of the financial statements.